INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Total costs		¥ 586,002	¥ 84,293
Less: accumulated amortization		33,991	10,636
Intangible Assets, Net (Excluding Goodwill), Total	$ 77,157	552,011	73,657
Brand names
INTANGIBLE ASSETS, NET
Intangible assets with definite lives		104,586	48,186
Trademark
INTANGIBLE ASSETS, NET
Intangible assets with definite lives		32,016
Customer relationship
INTANGIBLE ASSETS, NET
Intangible assets with definite lives		35,100	18,000
Non-compete agreements
INTANGIBLE ASSETS, NET
Intangible assets with definite lives		45,700	17,100
Student base
INTANGIBLE ASSETS, NET
Intangible assets with definite lives		16,476
Others
INTANGIBLE ASSETS, NET
Intangible assets with definite lives		6,500	¥ 1,007
Brand names
INTANGIBLE ASSETS, NET
Intangible assets with indefinite lives		¥ 345,624